Share-based Payments - Schedule of RSU Activity (Details) - RSU	12 Months Ended
	Dec. 31, 2025 shares £ / shares	Dec. 31, 2024 shares £ / shares	Dec. 31, 2023 shares £ / shares
Number of Shares/Units
Outstanding (Non-vested), beginning of year (in shares) | shares	8,978,722	7,174,146	6,090,780
RSUs Granted in Period (in shares) | shares	6,350,835	6,210,267	3,679,669
Vested (in shares) | shares	(3,184,023)	(1,347,729)	(716,029)
Forfeited (in shares) | shares	(2,757,344)	(3,057,962)	(1,880,274)
Outstanding (Non-vested), end of year (in shares) | shares	9,388,190	8,978,722	7,174,146
Weighted Average Grant Date Fair Value (GBP) (*)
Weighted average grant date fair value, RSU outstanding beginning balance (in GBP per share) | £ / shares	£ 1.29	£ 1.10	£ 1.74
Weighted average grant date fair value, RSU granted (in GBP per share) | £ / shares	1.14	1.63	1.28
Weighted average grant date fair value, RSU vested (in GBP per share) | £ / shares	1.62	1.71	2.00
Weighted average grant date fair value, RSU forfeited (in GBP per share) | £ / shares	1.39	1.75	1.94
Weighted average grant date fair value, RSU Ending balance (in GBP per share) | £ / shares	£ 1.20	£ 1.29	£ 1.10